CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (DEFICIT) - USD ($) $ in Thousands	Ordinary Shares Skillsoft	Ordinary Shares	Additional Paid-In Capital Skillsoft	Additional Paid-In Capital GK	Additional Paid-In Capital Public Warrants	Additional Paid-In Capital Private Placement Warrants - CEO	Additional Paid-In Capital	Loans made to Related parties	Accumulated (Deficit) Equity	Accumulated Other Comprehensive (Loss) Income	Skillsoft	GK	Public Warrants	Private Placement Warrants - CEO	Total
Balance at Jan. 31, 2019		$ 138						$ (5,367)	$ (1,910,846)	$ (1,250)					$ (1,917,325)
Balance (in shares) at Jan. 31, 2019		100,100
Reserve made on loans to related parties								$ 5,367							5,367
Share-based compensation							$ 83								83
Cumulative effect of accounting changes									(1,448)						(1,448)
Translation adjustment										784					784
Net (loss) income									(849,205)						(849,205)
Balance at Jan. 31, 2020		$ 138					83		(2,761,499)	(466)					$ (2,761,744)
Balance (in shares) at Jan. 31, 2020		100,100
Financial Designation, Predecessor and Successor [Fixed List]															Predecessor
Translation adjustment										(2,268)					$ (2,268)
Net (loss) income									2,764,012						2,764,012
Cancellation of Predecessor equity		$ (138)					(83)		221
Cancellation of Predecessor equity (in shares)		(100,100)
Elimination of predecessor accumulated Other Comprehensive Loss									(2,734)	2,734
Issuance of Successor shares		$ 40					666,933								666,973
Issuance of Successor shares (in shares)		4,000,000
Balance at Aug. 27, 2020		$ 40					666,933								$ 666,973
Balance (in shares) at Aug. 27, 2020		4,000,000
Financial Designation, Predecessor and Successor [Fixed List]															Predecessor
Balance at Jan. 31, 2020		$ 138					83		(2,761,499)	(466)					$ (2,761,744)
Balance (in shares) at Jan. 31, 2020		100,100
Balance at Jan. 31, 2021		$ 40					674,333		(93,722)	(682)					$ 579,969
Balance (in shares) at Jan. 31, 2021		4,000,000
Financial Designation, Predecessor and Successor [Fixed List]															Predecessor
Balance at Aug. 27, 2020		$ 40					666,933								$ 666,973
Balance (in shares) at Aug. 27, 2020		4,000,000
Impact of Warrant modification							7,400								7,400
Translation adjustment										(682)					(682)
Net (loss) income									(93,722)						(93,722)
Balance at Jan. 31, 2021		$ 40					674,333		(93,722)	(682)					$ 579,969
Balance (in shares) at Jan. 31, 2021		4,000,000
Financial Designation, Predecessor and Successor [Fixed List]															Predecessor
Translation adjustment										(430)					$ (430)
Net (loss) income									(49,264)						(49,264)
Balance at Jun. 11, 2021		$ 40					674,333		(142,986)	(1,112)					$ 530,275
Balance (in shares) at Jun. 11, 2021		4,000,000
Financial Designation, Predecessor and Successor [Fixed List]															Predecessor
Balance at Jan. 31, 2021		$ 40					674,333		(93,722)	(682)					$ 579,969
Balance (in shares) at Jan. 31, 2021		4,000,000
Balance at Jan. 31, 2022		$ 11					1,306,146		(247,229)	970					$ 1,059,898
Balance (in shares) at Jan. 31, 2022		133,258,027
Financial Designation, Predecessor and Successor [Fixed List]															Successor
Balance at Jun. 11, 2021		$ 40					674,333		(142,986)	(1,112)					$ 530,275
Balance (in shares) at Jun. 11, 2021		4,000,000
Reorganization adjustments		$ (37)					(368,886)		(57,437)						(425,248)
Reorganization adjustments (in shares)		47,559,021
Issuance of shares, PIPE Investment		$ 5					608,161								608,166
Issuance of shares, PIPE Investment (in shares)		53,000,000
Issuance of shares	$ 3		$ 306,372	$ 14,000							$ 306,375	$ 14,000
Issuance of shares (in shares)	28,500,000	333,334
Reclassify Warrants to equity					$ 56,120	$ 2,800							$ 56,120	$ 2,800
Cash payout for fractional shares							(1)								(1)
Share-based compensation							14,664								14,664
Shares repurchased for tax withholding upon vesting of restricted stock-based awarded							(1,417)								(1,417)
Shares repurchased for tax withholding upon vesting of restricted stock-based awarded (in shares)		(134,328)
Translation adjustment										970					970
Net (loss) income									(46,806)						(46,806)
Balance at Jan. 31, 2022		$ 11					$ 1,306,146		$ (247,229)	$ 970					$ 1,059,898
Balance (in shares) at Jan. 31, 2022		133,258,027
Financial Designation, Predecessor and Successor [Fixed List]															Successor